Summary of Significant Accounting Policies - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation Expense [Abstract]
Operating costs	¥ 986
General and administrative expenses	693
Research and development expenses	1
Depreciation expense	¥ 1,680